Consolidated Statements of Operation and Comprehensive Loss - USD ($) $ / shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Research and development expenses		$ (120)	$ (96)
Marketing, general and administrative expenses		(1,866)	(3,239)
Operating loss		(1,986)	(3,335)
Financing expenses, net:
Expenses related to convertible loan terms		(635)	(1,129)
Other financing expenses, net		(24)	(52)
Financing expenses, net		(659)	(1,181)
Net loss		$ (2,645)	$ (4,516)
Loss per Common Stock (basic and diluted)	[1]	$ 0	$ 0
Basic weighted average number of shares of Common Stock outstanding		942,963,225	942,568,006
Comprehensive loss:
Other comprehensive loss attributable to foreign currency translation		$ 9
Comprehensive loss		$ (2,636)	$ (4,516)

[1]	Less than $0.01